Going Concern - Additional Information (Detail) - USD ($)	1 Months Ended							3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Feb. 29, 2016	Feb. 28, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net loss for the year								$ (29,047,775)	$ 13,056,359	$ (82,977,298)	$ (38,956,582)	$ (57,899,169)	$ (21,727,818)
Accumulated deficit	$ (204,881,163)							$ (204,881,163)		(204,881,163)		(121,903,865)	(64,004,696)
Proceeds from Issuance of Convertible Preferred Stock				$ 5,300,000		$ 5,000,000	$ 21,800,000					0	6,569,886
Increase (Decrease) in Restricted Cash for Operating Activities	$ 4,700,000	$ 4.7			$ 2,000,000
Proceeds from Convertible Debt										$ 5,451,163	$ 0	$ 4,135,000	$ 100,000
Senior Secured Convertible Notes Two Thousand Sixteen Notes [Member] | Convertible Note One [Member] | Securities Purchase Agreement [Member]
Long-term Debt, Gross			$ 68,000,000
Proceeds from Convertible Debt			5,400,000
Proceeds from Conditional liability			$ 62,000,000